CORPORATE INCOME TAX - Major components of tax expense (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
Income taxes
Current income tax expense	₫ 56,926	$ 2,339,264	₫ 111,427		₫ 3,813
Deferred income tax expense/(income)	(86,621)	(3,559,523)	(34,502)	[1]	1,058,522	[1]
Income tax expense reported in the consolidated statement of operations	₫ (29,695)	$ (1,220,259)	₫ 76,925	[1]	₫ 1,062,335	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).